UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/03
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            11/12/03
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       100

Form 13f Information Table Value Total:                15,339,575
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 COM              017175100    42421   217265 SH       SOLE                   169247             48018
                                                             63202   323700 SH       DEFINED 01             323700
Allied Waste Industries, Inc.  COM              019589308     3996   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    25760   555900 SH       SOLE                   555900
Aon Corp                       COM              037389103   517812 24835100 SH       SOLE                 19456000           5379100
                                                            273573 13121000 SH       DEFINED 01           13121000
                                                               792    38000 SH       OTHER                   38000
Automatic Data Processing      COM              053015103   133290  3718000 SH       SOLE                  3371000            347000
                                                            171424  4781700 SH       DEFINED 01            4781700
                                                               179     5000 SH       OTHER                    5000
Brascan Corporation            COM              10549P606     2521   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     2091    89000 SH       SOLE                    53000             36000
Checkpoint Systems, Inc.       COM              162825103    54403  3443200 SH       SOLE                  2490400            952800
Comcast Corp Cl A              COM              20030N101   122422  3964445 SH       SOLE                  2784597           1179848
                                                             51539  1668996 SH       DEFINED 01            1668996
                                                                40     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   392112 13273917 SH       SOLE                 10940417           2333500
                                                            294750  9978000 SH       DEFINED 01            9978000
                                                               783    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     2314    80000 SH       SOLE                                      80000
                                                             43082  1489700 SH       DEFINED 01            1489700
Diageo Plc - ADR               COM              25243Q205    24256   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   485858  7540861 SH       SOLE                  5831261           1709600
                                                            361774  5615000 SH       DEFINED 01            5615000
                                                              1538    23866 SH       OTHER                   23866
First Tenn Natl                COM              337162101     1019    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107    85571  1955900 SH       SOLE                   841500           1114400
                                                             99386  2271675 SH       DEFINED 01            2271675
General Motors                 COM              370442105   492345 12028960 SH       SOLE                  9556660           2472300
                                                            204650  5000000 SH       DEFINED 01            5000000
                                                               600    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   657078 45917371 SH       SOLE                 37237471           8679900
                                                            319519 22328400 SH       DEFINED 01           22328400
                                                              1035    72333 SH       OTHER                   72333
Genlyte Group, Inc.            COM              372302109    88295  1981045 SH       DEFINED 01            1981045
Hilton Hotels Corp             COM              432848109   546833 33713519 SH       SOLE                 26508024           7205495
                                                            392270 24184353 SH       DEFINED 01           24184353
                                                               903    55666 SH       OTHER                   55666
Hollinger International, Inc.  COM              435569108    82552  6684400 SH       SOLE                  4191400           2493000
                                                            142630 11549000 SH       DEFINED 01           11549000
IHOP Corp.                     COM              449623107     4796   146000 SH       SOLE                    50000             96000
                                                             97831  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    35515  5728300 SH       SOLE                  4237000           1491300
                                                             54808  8840000 SH       DEFINED 01            8840000
Knight Ridder                  COM              499040103   273160  4095350 SH       SOLE                  3214650            880700
                                                            198319  2973300 SH       DEFINED 01            2973300
                                                               720    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   171086  7464500 SH       SOLE                  6330900           1133600
                                                            105318  4595034 SH       DEFINED 01            4595034
                                                                69     3000 SH       OTHER                    3000
Level 3 Communications         COM              52729N100    83815 15463954 SH       SOLE                 11949386           3514568
                                                            609220 112402292SH       DEFINED 01          112402292
Marriott International Class A COM              571903202   473729 11009263 SH       SOLE                  8813763           2195500
                                                            316701  7360000 SH       DEFINED 01            7360000
                                                               904    21000 SH       OTHER                   21000
Millea Holdings, Inc. ADR      COM              60032R106    30020   538000 SH       SOLE                   538000
NCR Corp                       COM              62886E108   185222  5844800 SH       SOLE                  4219000           1625800
                                                            120793  3811700 SH       DEFINED 01            3811700
Neiman Marcus Group Class B    COM              640204301    20172   515500 SH       SOLE                   515500
                                                             91318  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202   111314  2669400 SH       SOLE                  2300400            369000
                                                             12839   307900 SH       DEFINED 01             307900
News Corp Ltd ADR              COM              652487703    73679  2246300 SH       SOLE                  1857700            388600
                                                             45428  1385000 SH       DEFINED 01            1385000
Nippon Telegraph and Telephone COM              654624105    10867   480000 SH       SOLE                   240000            240000
PepsiAmericas. Inc.            COM              71343P200    29983  2069200 SH       SOLE                  1849200            220000
                                                             77577  5353800 SH       DEFINED 01            5353800
Pioneer Natural Resources Co.  COM              723787107   240500  9446200 SH       SOLE                  6944300           2501900
                                                            261143 10257000 SH       DEFINED 01           10257000
                                                               815    32000 SH       OTHER                   32000
Ralcorp Holdings Inc.          COM              751028101     1385    50000 SH       SOLE                                      50000
                                                             52126  1881800 SH       DEFINED 01            1881800
Ruddick Corp.                  COM              781258108    52744  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   219786 19062085 SH       SOLE                 13579085           5483000
                                                                77     6666 SH       OTHER                    6666
Shaw Communications, Inc. Clas COM              82028K200   130967 10770300 SH       SOLE                  8768900           2001400
                                                            209351 17216400 SH       DEFINED 01           17216400
Telephone & Data Systems, Inc. COM              879433100   441705  7812257 SH       SOLE                  6005957           1806300
                                                            203459  3598500 SH       DEFINED 01            3598500
                                                               509     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     5663   230200 SH       SOLE                   117600            112600
                                                             70873  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     8421   258700 SH       SOLE                   258700
                                                             68016  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   218634 17833136 SH       SOLE                 13744565           4088571
                                                            202044 16479900 SH       DEFINED 01           16479900
                                                               587    47900 SH       OTHER                   47900
Vivendi Universal ADR          COM              92851s204   585409 32962200 SH       SOLE                 26353500           6608700
                                                             77272  4350900 SH       DEFINED 01            4350900
                                                               959    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   593528 29426300 SH       SOLE                 24080100           5346200
                                                            384158 19046000 SH       DEFINED 01           19046000
                                                               928    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   600521 22946923 SH       SOLE                 18089423           4857500
                                                            265916 10161100 SH       DEFINED 01           10161100
                                                               946    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   548596 18521123 SH       SOLE                 15136123           3385000
                                                            364267 12298000 SH       DEFINED 01           12298000
                                                              1007    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606   105443  4167900 SH       DEFINED 01            4167900